Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - Assurant Employee Benefits - USD ($)
$ in Thousands
		10 Months Ended	12 Months Ended
	Mar. 01, 2016	Dec. 31, 2016	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total expected gains, after adjustment and contingent consideration	$ 604,135
Gain on sale of entities	6,602
Novations, resulting in recognized gains	59,096
Loss on retroactive reinsurance component, before realized gains	(109,590)
Net gain prior to realized gains on transferred securities supporting retroactive (a)	(43,892)
Realized gains on transferred securities supporting retroactive component	141,462		$ 141,462
Net gains on initial transaction	97,570		97,570
Realized gains related to contingent consideration	15,200		15,200
Disposal Group, Deferred Gain on Disposal [Roll Forward]
Beginning deferred gain on disposal		$ 491,365
Amortization of deferred gain on disposal		340,934	340,934
Ending deferred gain on disposal	$ 491,365	$ 150,431	150,431
Total net gains realized for 2016			$ 453,704